Fees and Commissions (Tables)	12 Months Ended
Dec. 31, 2025
Fees and Commissions [Abstract]
Schedule of Fees and Commission Income
This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument’s effective interest rate:

	For the years ended December 31,
Fee and commission income	2025	2024	2023
	MCh$	MCh$	MCh$
Fees and commissions for prepayments	15,595	17,108	14,151
Fees and commissions of loans with credit lines	1	49	2,900
Fees and commissions for lines of credits and overdrafts	1,633	1,968	2,820
Fees and commissions for guarantees and letters of credit	42,340	34,893	34,462
Fees and commissions for card services	568,463	500,292	422,737
Fees and commissions for management of accounts	80,774	73,076	59,538
Fees and commissions for collections and payments	61,556	65,187	60,912
Fees and commissions for intermediation and management of securities	13,513	10,602	9,487
Insurance brokerage fees	55,039	60,528	61,511
Fees and commissions for factoring operations services	1,286	1,334	1,249
Fees and commissions for securitizations	-	-	-
Fees and commissions for financial advice	21,068	28,378	15,422
Office banking	23,376	22,673	21,495
Fees for other services rendered	92,406	75,932	60,823
Other fees earned	63,594	68,148	81,006
Total	1,040,644	960,168	848,513

	For the years ended December 31,
Fee and commission expense	2025	2024	2023
	MCh$	MCh$	MCh$
Compensation for card operation	(191,567)	(156,558)	(127,285)
Commissions for licence for use brands	(8,780)	(7,166)	(6,077)
Commissions for services linked to the credit card and prepaid cards	(48)	(383)	(10,943)
Commissions for obligations of loyalty programmes and merits for card customers	(125,743)	(123,768)	(95,542)
Fees and commissions for securities transactions	(12,043)	(11,866)	(9,115)
Office banking	(2,770)	(2,715)	(2,859)
Interbank services	(22,823)	(28,935)	(61,136)
Other fees	(81,039)	(81,711)	(32,916)
Total	(444,813)	(413,102)	(345,873)

Net fees and commissions income	595,831	547,066	502,640

Schedule of Income and Expenses
The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2025 are presented below:

	Segments						Revenue recognition calendar for ordinary activities
As of December 31, 2025	Retail	Wealth Management & Insurance	Middle-market	CIB	Corporate activity and others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	14,225	93	903	100	274	15,595	-	15,595	-
Commissions of loans with credit lines	1	-	-	-	-	1	-	1	-
Commissions for lines of credits and overdrafts	796	1	91	837	(92)	1,633	751	882	-
Commissions for guarantees and letters of credit	8,130	31	17,281	16,242	656	42,340	41,446	894	-
Commissions for card services	514,967	4,579	29,442	12,040	7,435	568,463	88,733	479,730	-
Commissions for management of accounts	77,556	199	1,860	1,154	5	80,774	74,358	6,416	-
Commissions for collections and payments	98,835	688	6,162	6,848	(50,977)	61,556	-	41,997	19,559
Commissions for intermediation and management of securities	(1,604)	5,445	672	9,281	(281)	13,513	-	13,513	-
Remuneration for insurance brokerage fees	139	54,994	36	50	(180)	55,039	-	-	55,039
Commissions for factoring operations services	526	-	306	453	1	1,286	-	1,286	-
Commissions for securitizations	-	-	-	-	-	-	-	-	-
Commissions for financial advice	114	-	8,400	12,715	(161)	21,068	-	21,068	-
Office banking	19,062	137	2,684	1,492	1	23,376	-	23,376	-
Fees for other services rendered	72,654	13,430	5,088	1,232	2	92,406	-	92,406	-
Other fees earned	64,562	(484)	6,039	669	(7,192)	63,594	-	63,594	-
Total	869,963	79,113	78,964	63,113	(50,509)	1,040,644	205,288	760,758	74,598
Commission expenses
Commissions for card operation services	(157,672)	(768)	(18,096)	(8,395)	(6,636)	(191,567)	-	(191,567)	-
Commissions for icense for the use of card brands	(6,186)	(114)	(1,537)	(421)	(522)	(8,780)	-	(8,780)	-
Commissions for services related to the credit card system and prepaid cards	(48)	-	-	-	-	(48)	-	(48)	-
Commissions for obligations of loyalty programmes and merits for card customers	(122,860)	(2,517)	-	-	(366)	(125,743)	-	(125,743)	-
Commissions for securities transactions	-	(34)	-	(1,712)	(10,297)	(12,043)	-	(12,043)	-
Office banking	(1,990)	-	(660)	(120)	-	(2,770)	-	(2,770)	-
Interbank services	(17,966)	-	(3,129)	(1,728)	-	(22,823)	-	(22,823)	-
Other fees	(60,055)	(45,661)	(2,621)	(3,333)	30,631	(81,039)	-	(81,039)	-
Total	(366,777)	(49,094)	(26,043)	(15,709)	12,810	(444,813)	-	(444,813)	-
Total Net commission income and expenses	503,186	30,019	52,921	47,404	(37,699)	595,831	205,288	315,945	74,598
NOTE 26 - FEES AND COMMISSIONS, continued
The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2024 are presented below:

	Segments						Revenue recognition calendar for ordinary activities
As of December 31, 2024	Retail	Wealth Management & Insurance	Middle-market	CIB	Corporate activity and others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	15,554	71	925	897	(339)	17,108	-	17,108	-
Commissions of loans with credit lines	48	1	-	-	-	49	-	49	-
Commissions for lines of credits and overdrafts	(52)	(2)	(177)	1,844	355	1,968	741	1,227	-
Commissions for guarantees and letters of credit	9,592	43	13,859	11,667	(268)	34,893	34,017	876	-
Commissions for card services	468,437	3,958	18,334	5,970	3,593	500,292	83,763	416,529	-
Commissions for management of accounts	70,392	153	1,924	1,159	(552)	73,076	67,506	5,570	-
Commissions for collections and payments	100,291	772	6,220	7,932	(50,028)	65,187		43,618	21,569
Commissions for brokerage and management of securities	276	1,926	409	6,877	1,114	10,602	-	10,602	-
Commissions for brokerage of insurance and insurance advisory	332	61,012	107	-	(923)	60,528	-	-	60,528
Commissions for factoring operations services	467	-	291	576	-	1,334	-	1,334	-
Commissions for financial advice	250	84	13,223	15,114	(293)	28,378	-	28,378	-
Office banking	18,511	112	2,690	1,359	1	22,673	-	22,673	-
Fees for other services rendered	59,948	11,475	3,452	1,055	2	75,932	-	75,932	-
Other fees earned	25,786	(10,156)	(1,201)	14,443	39,276	68,148	-	68,148	-
Total	769,832	69,449	60,056	68,893	(8,062)	960,168	186,027	692,044	82,097
Commission expenses
Compensation for card operation	(103,805)	(735)	(9,326)	(4,369)	(38,323)	(156,558)	-	(156,558)	-
Commissions for licence for use brands	(5,833)	(76)	(727)	(324)	(206)	(7,166)	-	(7,166)	-
Commissions for services related to the credit card system and prepaid cards	(1,136)	(29)	(43)	(6)	831	(383)	-	(383)	-
Commissions for obligations of loyalty programmes and merits for card customers	(119,968)	(2,400)	-	-	(1,400)	(123,768)	-	(123,768)	-
Fees and commissions for securities transactions	–	–	–	(3,956)	(7,910)	(11,866)		(11,866)	-
Office banking	(2,083)	-	(483)	(148)	(1)	(2,715)	-	(2,715)	-
Interbank services	(23,676)	-	(2,956)	(2,303)	-	(28,935)	-	(28,935)	-
Other fees	(59,137)	(43,026)	(2,567)	(2,886)	25,905	(81,711)	-	(81,711)	-
Total	(315,638)	(46,266)	(16,102)	(13,992)	(21,104)	(413,102)	-	(413,102)	-
Total Net commission income and expenses	454,194	23,183	43,954	54,901	(29,166)	547,066	186,027	278,942	82,097
NOTE 26 - FEES AND COMMISSIONS, continued
The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2023 are presented below:

	Segments						Revenue recognition calendar for ordinary activities
As of December 31, 2023	Retail	Wealth Management & Insurance	Middle-market	CIB	Corporate activity and others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	11,927	46	1,802	123	253	14,151	-	14,151	-
Commissions of loans with credit lines	2,876	12	9	-	3	2,900	-	2,900	-
Commissions for lines of credits and overdrafts	1,752	(8)	(570)	1,667	(21)	2,820	2,820	-	-
Commissions for guarantees and letters of credit	4,277	62	18,193	11,014	916	34,462	34,462	-	-
Commissions for card services	358,604	3,403	33,098	27,394	238	422,737	84,547	338,190	-
Commissions for management of accounts	55,561	92	3,074	804	7	59,538	59,538	-	-
Commissions for collections and payments	84,327	621	9,332	8,115	(41,483)	60,912	-	36,547	24,365
Commissions for intermediation and management of securities	72	1,854	598	6,830	133	9,487	-	9,487	-
Commissions for brokerage of insurance and insurance advisory	216	60,414	50	1	830	61,511	-	61,511	-
Commissions for factoring operations services	126	-	565	549	9	1,249	-	1,249	-
Commissions for securitization services	-	-	-	-	-	-	-		-
Commissions for financial advice	45	-	5,250	3,980	6,147	15,422	-	15,422	-
Office banking	16,750	1,194	2,578	1,140	(167)	21,495	21,495	-	-
Fees for other services rendered	47,397	3,377	7,295	3,225	(471)	60,823	-	60,823	-
Other fees earned	56,947	5,851	15,204	3,632	(628)	81,006	-	81,006	-
Total	640,877	76,918	96,478	68,474	(34,234)	848,513	202,862	621,286	24,365
Commission expenses
Compensation for card operation	(106,388)	(632)	(16,346)	(3,620)	(299)	(127,285)	-	(127,285)	-
Commissions for licence for use brands	(5,019)	(103)	(899)	(38)	(18)	(6,077)		(6,077)	-
Commissions for services related to the credit card system and prepaid cards	(15,861)	(327)	(584)	(62)	5,891	(10,943)		(10,943)	-
Commissions for obligations of loyalty programmes and merits for card customers	(92,483)	(1,833)	(990)	-	(236)	(95,542)		(57,325)	(38,217)
Fees and commissions for securities transactions	-	-	-	(7,426)	(1,689)	(9,115)	-	(9,115)	-
Office banking	(1,265)	(1,540)	(1,026)	(242)	1,214	(2,859)	(2,859)		-
Interbank services	(27,056)	(32,935)	(21,939)	(5,172)	25,966	(61,136)	-	(61,136)	-
Other fees	(8,390)	(19,086)	(17,300)	(2,121)	13,981	(32,916)	-	(32,916)	-
Total	(256,462)	(56,456)	(59,084)	(18,681)	44,810	(345,873)	(2,859)	(304,797)	(38,217)
Total Net commission income and expenses	384,415	20,462	37,394	49,793	10,576	502,640	200,003	316,489	(13,852)